AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 42.9%
Financial Institutions – 25.1%
Banking – 16.3%
ABN AMRO Bank NV 4.80%, 04/18/2026(a)	$14,702	$14,709,204
Bank of America Corp. 4.45%, 03/03/2026	19,527	19,527,000
Barclays PLC 5.20%, 05/12/2026	14,273	14,288,272
BNP Paribas SA 4.375%, 05/12/2026(a)	15,464	15,461,216
BPCE SA 4.875%, 04/01/2026(a)	13,939	13,945,273
Capital One Financial Corp. 3.75%, 07/28/2026	14,865	14,830,662
Capital One NA 4.25%, 03/13/2026	5,334	5,334,480
Citigroup, Inc. 4.60%, 03/09/2026	20,610	20,595,161
Cooperatieve Rabobank UA 3.75%, 07/21/2026	20,631	20,598,816
Goldman Sachs Group, Inc. (The) 3.85%, 01/26/2027	8,500	8,495,920
5.95%, 01/15/2027	6,000	6,097,800
Lloyds Banking Group PLC 4.65%, 03/24/2026	1,491	1,491,432
Mitsubishi UFJ Financial Group, Inc. 3.85%, 03/01/2026	7,379	7,379,000
Nationwide Building Society 1.50%, 10/13/2026(a)	2,591	2,552,990
4.00%, 09/14/2026(a)	7,180	7,161,978
Nordea Bank Abp 1.50%, 09/30/2026(a)	2,192	2,161,641
Societe Generale SA 4.25%, 08/19/2026(a)	12,148	12,142,898
5.25%, 02/19/2027(a)	7,300	7,379,570
Svenska Handelsbanken AB 1.418%, 06/11/2027(a)	500	496,400
UBS Group AG 4.125%, 04/15/2026(a)	7,159	7,159,000
UniCredit SpA 1.982%, 06/03/2027(a)	7,300	7,260,288
US Bancorp 3.10%, 04/27/2026	1,424	1,421,650
Wells Fargo & Co. 4.10%, 06/03/2026	21,021	21,014,904
Western Union Co. (The) 1.35%, 03/15/2026	6,725	6,717,334

		238,222,889

Brokerage – 0.4%
Charles Schwab Corp. (The) 1.15%, 05/13/2026	5,000	4,972,300

	Principal Amount (000)	U.S. $ Value

Commercial Banking – 3.8%
HSBC Holdings PLC 4.375%, 11/23/2026	$7,564	$7,583,440
JPMorgan Chase & Co. 4.125%, 12/15/2026	20,375	20,400,265
Morgan Stanley Series G 4.35%, 09/08/2026	20,391	20,413,022
Toronto-Dominion Bank (The) 5.532%, 07/17/2026	7,236	7,280,429

		55,677,156

Finance – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	5,148	5,097,498
Air Lease Corp. Series G 3.75%, 06/01/2026	7,472	7,461,614
Aircastle Ltd. 4.25%, 06/15/2026	7,564	7,558,176
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	368	363,554

		20,480,842

Insurance – 2.0%
Aon Corp. 8.205%, 01/01/2027	1,542	1,592,917
Athene Global Funding 5.62%, 05/08/2026(a)	6,955	6,973,361
Cigna Group (The) 1.25%, 03/15/2026	6,695	6,684,690
Elevance Health, Inc. 4.50%, 10/30/2026	6,795	6,813,346
Principal Financial Group, Inc. 3.10%, 11/15/2026	7,300	7,254,886

		29,319,200

REITs – 1.2%
American Tower Corp. 3.375%, 10/15/2026	7,327	7,295,934
Brixmor Operating Partnership LP 4.125%, 06/15/2026	3,025	3,021,642
Equinix, Inc. 1.45%, 05/15/2026	7,382	7,341,325

		17,658,901

		366,331,288

Industrial – 16.7%
Basic – 1.8%
ArcelorMittal SA 4.55%, 03/11/2026	6,500	6,499,415
BHP Billiton Finance USA Ltd. 6.42%, 03/01/2026	4,510	4,510,000

	Principal Amount (000)	U.S. $ Value

Nutrien Ltd. 4.00%, 12/15/2026	$7,292	$7,292,802
Westlake Corp. 3.60%, 08/15/2026	7,601	7,581,770

		25,883,987

Capital Goods – 0.5%
RTX Corp. 5.75%, 11/08/2026	7,061	7,130,339

Communications - Media – 0.8%
Cox Communications, Inc. 3.35%, 09/15/2026(a)	7,220	7,190,615
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 04/15/2026	4,618	4,616,060

		11,806,675

Communications - Telecommunications – 0.5%
AT&T, Inc. 1.70%, 03/25/2026	7,238	7,225,912

Consumer Cyclical - Automotive – 1.4%
American Honda Finance Corp. Series G 5.25%, 07/07/2026	8,903	8,942,084
BMW US Capital LLC 2.80%, 04/11/2026(a)	1,100	1,097,965
Ford Motor Credit Co. LLC 6.95%, 06/10/2026	1,731	1,739,897
General Motors Financial Co., Inc. 1.50%, 06/10/2026	5,604	5,562,755
Toyota Motor Credit Corp. 4.45%, 05/18/2026	3,074	3,077,689

		20,420,390

Consumer Cyclical - Other – 0.5%
PulteGroup, Inc. 5.00%, 01/15/2027	7,099	7,136,696

Consumer Cyclical - Retailers – 0.3%
Lowe’s Cos., Inc. 2.50%, 04/15/2026	4,625	4,616,490

Consumer Non-Cyclical – 3.4%
BAT International Finance PLC 1.668%, 03/25/2026	4,884	4,873,499
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	7,423	7,394,792
CVS Health Corp. 3.00%, 08/15/2026	6,082	6,052,381
General Mills, Inc. 4.70%, 01/30/2027	7,095	7,140,053
HCA, Inc. 5.25%, 06/15/2026	1,935	1,936,916
Kraft Heinz Foods Co. 3.00%, 06/01/2026	7,405	7,384,266

	Principal Amount (000)	U.S. $ Value

Molson Coors Beverage Co. 3.00%, 07/15/2026	$7,500	$7,471,125
Sysco Corp. 3.30%, 07/15/2026	7,321	7,299,696

		49,552,728

Energy – 3.7%
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)	7,664	7,557,854
Energy Transfer LP 6.05%, 12/01/2026	1,834	1,858,961
EQT Corp. 3.125%, 05/15/2026(a)	2,401	2,394,709
Marathon Petroleum Corp. 5.125%, 12/15/2026	7,426	7,468,402
MPLX LP 1.75%, 03/01/2026	7,210	7,210,000
ONEOK, Inc. 4.85%, 07/15/2026	4,803	4,806,458
5.55%, 11/01/2026	2,503	2,525,051
Spectra Energy Partners LP 3.375%, 10/15/2026	7,500	7,468,725
Valero Energy Corp. 3.40%, 09/15/2026	7,323	7,300,592
Western Midstream Operating LP 4.65%, 07/01/2026	5,236	5,235,110

		53,825,862

Technology – 2.9%
Broadridge Financial Solutions, Inc. 3.40%, 06/27/2026	7,497	7,474,509
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	7,389	7,311,268
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	2,039	2,045,504
6.02%, 06/15/2026	1,451	1,451,943
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	7,217	7,217,000
Fiserv, Inc. 3.20%, 07/01/2026	1,911	1,904,503
Jabil, Inc. 1.70%, 04/15/2026	7,005	6,981,743
Oracle Corp. 2.65%, 07/15/2026	7,378	7,334,175

		41,720,645

Transportation - Services – 0.9%
FedEx Corp. 3.25%, 04/01/2026	7,424	7,418,581
Ryder System, Inc. 1.75%, 09/01/2026	6,421	6,345,232

		13,763,813

		243,083,537

	Principal Amount (000)	U.S. $ Value

Utility – 1.1%
Electric – 1.1%
CMS Energy Corp. 3.00%, 05/15/2026	$1,020	$1,018,062
Entergy Corp. 2.95%, 09/01/2026	7,523	7,480,570
Southwestern Electric Power Co. Series K 2.75%, 10/01/2026	7,570	7,512,544

		16,011,176

Total Corporates - Investment Grade (cost $625,416,384)		625,426,001

GOVERNMENTS - TREASURIES – 38.9%
United States – 38.9%
U.S. Treasury Notes 3.50%, 10/31/2027	81,423	81,518,418
3.75%, 04/30/2027	35,227	35,328,828
3.783% (CME Term SOFR 3 Month + 0.16%), 04/30/2027(b)	45,000	45,048,678
3.805% (CME Term SOFR 3 Month + 0.18%), 07/31/2026(b)	111,000	111,058,257
3.875%, 03/31/2027	44,306	44,477,340
3.875%, 07/15/2028	36,967	37,374,215
4.00%, 03/31/2030	28,039	28,601,971
4.25%, 12/31/2026	62,295	62,647,843
4.25%, 02/15/2028	119,973	121,903,815

Total Governments - Treasuries (cost $563,746,791)		567,959,365

ASSET-BACKED SECURITIES – 9.1%
Autos - Fixed Rate – 5.0%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(a)	314	313,740
Series 2025-1A, Class A 5.38%, 06/20/2029(a)	362	361,736
Series 2025-2A, Class A 5.55%, 06/20/2028(a)	2,294	2,297,756
American Credit Acceptance Receivables Trust Series 2025-2, Class A 4.81%, 09/12/2028(a)	2,659	2,662,714
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	149	149,899
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)	5,373	5,394,353
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)	582	591,612

	Principal Amount (000)	U.S. $ Value

Bridgecrest Lending Auto Securitization Trust Series 2025-2, Class A2 4.84%, 01/18/2028	$1,927	$1,929,581
CarMax Select Receivables Trust Series 2025-A, Class A2A 4.76%, 05/15/2028	3,305	3,313,939
Consumer Portfolio Services Auto Trust Series 2025-B, Class A 4.74%, 02/15/2029(a)	3,138	3,145,927
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2 4.83%, 10/16/2028	2,815	2,821,812
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(a)	343	346,176
GLS Auto Receivables Issuer Trust Series 2025-2A, Class A2 4.75%, 03/15/2028(a)	3,748	3,755,143
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	217	219,458
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	329	332,652
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	414	421,360
Series 2026-1A, Class A2 4.68%, 07/15/2030(a)	2,104	2,106,586
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)	1,292	1,293,699
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)	987	990,291
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)	5,515	5,529,479
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)	2,596	2,597,986
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)	672	673,266
Series 2023-4A, Class A 7.54%, 03/25/2032(a)	418	419,349
Series 2025-4A, Class A2 5.124%, 04/25/2034(a)	7,300	7,335,656
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	391	391,381
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)	3,673	3,672,157

	Principal Amount (000)	U.S. $ Value

Santander Drive Auto Receivables Trust Series 2025-2, Class A2 4.71%, 06/15/2028	$2,072	$2,073,982
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63%, 07/20/2027(a)	5,131	5,145,261
Strike Acceptance Auto Funding Trust Series 2025-1A, Class A 5.84%, 04/15/2032(a)	1,567	1,575,223
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027(c)(d)(e)(f)(g)	424	398,805
Series 2024-2A, Class A 6.36%, 12/15/2027(c)(d)(e)(f)(g)	369	344,999
Series 2024-3A, Class A 5.22%, 06/15/2028(c)(d)(e)(f)(g)	785	682,850
Series 2025-1A, Class A 4.94%, 02/15/2029(c)(d)(e)(f)(g)	2,015	1,163,985
United Auto Credit Securitization Trust Series 2026-1, Class A 4.41%, 06/12/2028(a)	7,300	7,301,171
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	510	514,798

		72,268,782

Other ABS - Fixed Rate – 3.7%
ACHV ABS Trust Series 2024-2PL, Class A 5.07%, 10/27/2031(a)	1,700	1,708,572
Affirm Asset Securitization Trust Series 2025-X1, Class A 5.08%, 04/15/2030(a)	1,127	1,128,398
Series 2025-X2, Class A 4.45%, 10/15/2030(a)	2,824	2,826,962
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	102	102,619
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)	1,474	1,479,457
Marlette Funding Trust Series 2025-1A, Class A 4.75%, 07/16/2035(a)	2,429	2,432,138
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)	265	266,574
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)	28	28,168
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)	265	266,307
Series 2025-3, Class A2 5.365%, 12/15/2032(a)	2,659	2,690,210
Series 2026-1, Class A2 4.739%, 09/15/2033(a)	1,000	1,000,834

	Principal Amount (000)	U.S. $ Value

Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust Series 2024-6, Class A 6.093%, 11/15/2031(a)	$495	$496,089
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)	432	432,539
Series 2024-3, Class A 6.258%, 10/15/2031(a)	280	280,057
Series 2025-R1, Class A2 5.338%, 06/15/2032(a)	6,323	6,362,949
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)	7,000	7,040,216
PEAC Solutions Receivables LLC Series 2024-2A, Class A2 4.74%, 04/20/2027(a)	2,244	2,248,324
RCKT Trust Series 2025-1A, Class A 4.90%, 07/25/2034(a)	5,307	5,319,672
Reach Abs Trust Series 2026-1A, Class A 4.32%, 02/15/2033(a)	3,300	3,300,072
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035(a)	3,359	3,450,626
Upgrade Master Pass-Thru Trust Series 2025-ST5, Class A 4.794%, 09/15/2032(a)	4,505	4,515,852
Upstart Securitization Trust Series 2023-3, Class A 6.90%, 10/20/2033(a)	38	37,591
Series 2024-1, Class A 5.33%, 11/20/2034(a)	1,665	1,672,399
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	474	481,539
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)	4,885	4,910,245

		54,478,409

Credit Cards – Fixed Rate – 0.4%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)	5,900	5,928,132

Total Asset-Backed Securities (cost $133,164,022)		132,675,323

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 8.7%
Commercial Paper – 4.8%
Anheuser-Busch InBev Worldwide, Inc. Zero Coupon, 05/04/2026(a)	$540	$536,185
Charles Schwab Corp. (The) Zero Coupon, 06/05/2026(a)	7,300	7,226,870
ERAC USA Finance LLC Zero Coupon, 04/09/2026(a)	7,300	7,267,296
General Motors Financial Co., Inc. Zero Coupon, 03/20/2026(a)	9,550	9,528,584
HCA, Inc. Zero Coupon, 05/07/2026(a)	3,700	3,670,336
Imperial Brands Finance PLC Zero Coupon, 04/20/2026(a)	7,200	7,159,877
Intesa Sanpaolo Funding LLC Zero Coupon, 11/20/2026	14,000	13,582,934
Macquarie Group Ltd. Zero Coupon, 06/02/2026	7,200	7,127,220
Zero Coupon, 06/05/2026	7,300	7,223,873
VW Credit, Inc. Zero Coupon, 03/03/2026(a)	7,400	7,396,842

Total Commercial Paper (cost $70,757,799)		70,720,017

	Shares

Investment Companies – 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(h) (i) (j) (cost $56,153,733)	56,153,733	56,153,733

Total Short-Term Investments (cost $126,911,532)		126,873,750

Total Investments – 99.6% (cost $1,449,238,729)(k)		1,452,934,439
Other assets less liabilities – 0.4%		5,785,294

Net Assets – 100.0%		$1,458,719,733

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	315	June 2026	$65,921,133	$110,516
U.S. T-Note 5 Yr (CBT) Futures	337	June 2026	37,117,391	202,727

				$313,243

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $278,739,876 or 19.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027	01/25/2024	$423,524	$398,805	0.03%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	368,983	344,999	0.02%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	10/07/2024	784,855	682,850	0.05%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	2,015,238	1,163,985	0.08%

(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,224,262 and gross unrealized depreciation of investments was $(1,215,309), resulting in net unrealized appreciation of $4,008,953.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Ultra Short Income ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$625,426,001	$—	$625,426,001
Governments - Treasuries	—	567,959,365	—	567,959,365
Asset-Backed Securities	—	130,084,684	2,590,639	132,675,323
Short-Term Investments:
Commercial Paper	—	70,720,017	—	70,720,017
Investment Companies	56,153,733	—	—	56,153,733

Total Investments in Securities	56,153,733	1,394,190,067	2,590,639	1,452,934,439
Other Financial Instruments(a):
Assets:
Futures	313,243	—	—	313,243
Liabilities	—	—	—	—

Total	$56,466,976	$1,394,190,067	$2,590,639	$1,453,247,682

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months end February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$131,537	$282,947	$358,330	$56,154	$802